Schedule of Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Revenue
Net Income Tax Expense
Federal
State
Foreign
Current income tax
Federal	(843,309)
State	(354,993)
Foreign	(250,981)
Deferred income tax	(1,449,283)
Change in Valuation Allowance	$ 1,449,283